Related party transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Schedule of company's senior management

The Company's Senior Management in the Operation Center in Argentina is composed of as follows:

Name	Date of Birth	Position	Actual position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Arnaldo Jawerbaum	08/13/1966	Investment Manager	2017
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The Company's Senior Management in the Operation Center in Israel is composed of as follows:

Nombre	Fecha de Nacimiento	Posición	Posición actual desde
Sholem Lapidot (*)	22/10/1979	General Manager	2016
Gil Kotler (*)	10/04/1966	Financial Manager	2016
Aaron Kaufman	03/03/1970	Vice president and General Assessor	2016

(*)	After the date of these financial statements, both have left their position in the Company

Schedule of balances with related parties

The following is a summary presentation of the balances with related parties as of June 30, 2019 and 2018:

Item	June 30, 2019	June 30, 2018
Trade and other receivables	984	1,673
Investments in financial assets	1,301	(69)
Trade and other payables	(334)	(219)
Total	1,951	1,385

Related company	June 30, 2019	June 30, 2018	Description of transaction	Item
Manibil S.A.	-	112	Contributions in advance	Trade and other receivables
New Lipstick LLC	880	910	Loans granted	Trade and other receivables
	10	11	Reimbursement of expenses receivables	Trade and other receivables
Condor	166	210	Public companies securities	Investments in financial assets
LRSA	-	45	Leases and/or rights of use	Trade and other receivables
	-	(2)	Reimbursement of expenses not yet paid	Trade and other payables
	-	11	Dividends receivables	Trade and other receivables
Other associates and joint ventures	1	14	Reimbursement of expenses receivables	Trade and other receivables
	-	(16)	Loans granted	Trade and other receivables
	(12)	(2)	Leases and/or rights of use not yet paid	Trade and other payables
	12	6	Leases and/or rights of use receivables	Trade and other receivables
	-	2	Management fees receivables	Trade and other receivables
	-	2	Share-based payments	Trade and other receivables
	11	(2)	Reimbursement of expenses not yet paid	Trade and other payables
Total associates and joint ventures	1,068	1,301
Cresud	(37)	(25)	Reimbursement of expenses not yet paid	Trade and other payables
	(114)	(87)	Corporate services not yet paid	Trade and other payables
	1,135	324	NCN	Investments in financial assets
	5	(3)	Leases and/or rights of use receivables	Trade and other receivables
	(1)	(34)	Management fee	Trade and other payables
	(3)	(5)	Share-based payments	Trade and other payables
Total parent company	985	170
RES LP	-	3	Reimbursement of expenses receivables	Trade and other receivables
	-	30	Dividends receivables	Trade and other receivables
Directors	(167)	(129)	Fees for services received	Trade and other payables
Others (1)	27	2	Leases and/or rights of use receivables	Trade and other receivables
	38	-	Reimbursement of expenses receivables	Trade and other receivables
	-	11	Fees not yet paid	Trade and other receivables
	-	(3)	Fees for services received	Trade and other payables
Total others	(102)	(86)
Total at the end of the year	1,951	1,385

(1)	Includes CAMSA. Avenida compras and Avenida Inc., Estudio Zang, Bergel & Viñes, Austral Gold, Fundación IRSA, Hamonet S.A., Museo de los Niños.

Schedule of results with related parties

The following is a summary of the results with related parties for the years ended June 30, 2019, 2018 and 2017:

Related party	June 30, 2019	June 30, 2018	June 30, 2017	Description of transaction
BACS	38	2	4	Leases and/or rights of use
Manibil	21	64	2	Corporate services
Tarshop	41	26	30	Leases and/or rights of use
	1	-	-	Commisions
La Rural S.A.	26	22	-	Leases and/or rights of use
Condor	-	193	534	Financial operations
ISPRO - Mehadrin	21	199	8	Corporate services
Other associates and joint ventures	(1)	-	20	Financial operations
	24	52	30	Leases and/or rights of use
	-	64	8	Corporate services
Total associates and joint ventures	171	622	636
Cresud	26	9	4	Leases and/or rights of use
	(382)	(403)	(395)	Corporate services
	26	247	139	Financial operations
Total parent company	(330)	(147)	(252)
IFISA	-	103	4	Financial operations
Directors	(336)	(370)	(252)	Fees and remunerations
Taaman	32	264	-	Corporate services
Willifood	-	236	-	Corporate services
Others (1)	-	(27)	8	Corporate services
	1	26	(2)	Leases and/or rights of use
	(1)	42	6	Financial operations
	(1)	(23)	(18)	Donations
	(1)	(26)	(8)	Legal services
Total others	(306)	225	(262)
Total at the end of the year	(465)	700	122

(1)	It includes Isaac Elsztain e Hijos, CAMSA., Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Viñes, and Fundación IRSA.

Schedule of transactions with related parties

The following is a summary of the transactions with related parties for the years ended June 30, 2019 and 2018:

Related party	June 30, 2019	June 30, 2018	Description of the operation
La Rural S.A.	303	53	Dividends received
Nuevo Puerto Santa Fe S.A.	10	14	Dividends received
Condor	80	86	Dividends received
BHSA	79	125	Dividends received
Mehadrin	99	-	Dividends received
Manaman	74	39	Dividends received
Emco	60	142	Dividends received
Ramat Hanassi	-	31	Dividends received
Tourism & Recreation Holdings Ltd.	-	39	Dividends received
Nave by the sea	33	-	Dividends received
Shufersal	464	-	Dividends received
Total dividends received	1,202	529
Cresud	1,132	1,373	Dividends paid
Helmir	7	8	Dividends paid
Total dividends paid	1,139	1,381
Manibil	(22)	(57)	Irrevocable contributions
Quality	(51)	(50)	Irrevocable contributions
Puerto Retiro	(19)	-	Irrevocable contributions
Avenida Inc.	-	(9)	Irrevocable contributions
Ramat Hanassi	-	(12)	Irrevocable contributions
Secdo / SixGill	-	(38)	Irrevocable contributions
Secured Touch	-	(9)	Irrevocable contributions
Open Legacy	-	(21)	Irrevocable contributions
Total subsidiaries contributions	(92)	(196)
IFISA	-	3,062	Acquisition of non-controlling interest
Total other transactions	-	3,062